Tax Expense (Benefit) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Expense Benefit [Abstract]
Applicable tax rate	5.00%	5.00%	5.00%